2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5976

Seligman Select Municipal Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices)  (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Seligman Select Municipal Fund, Inc.

Schedule of Investments (unaudited)

September 30, 2008

State#	Face Amount	Municipal Bonds	Rating†	Value

Alaska - 5.2%	$4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2020	Aaa	$4,458,072
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,546,460
Arizona - 1.1%	1,500,000	Arizona Water Infrastructure Finance Authority Rev. (Water Quality), 5% due 10/1/2022	Aaa	1,494,465
California - 10.4%	1,725,000	California State University Systemwide Rev., 5% due 11/1/2025	Aa3	1,643,011
	4,100,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	3,715,625
	4,000,000	San Diego, CA Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	A3	3,577,840
	5,700,000	San Diego, CA Public Facilities Financing Authority Sewer Rev. Series 1999-B, 5% due 5/15/2029	A3	5,098,422
Colorado - 4.4%	5,590,000	Colorado Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024[o]	AAA‡	5,980,070
Florida – 7.3%	1,000,000	Florida State Board of Education Lottery Rev., 5% due 7/1/2018	Aa2	1,018,880
	1,985,000	Ocala FL Utility Systems Rev., 5% due 10/1/2024	A1	1,862,188
	2,440,000	Orange County, FL School Board (Certificates of Participation), 5% due 8/1/2025	Aa3	2,281,546
	5,000,000	Reedy Creek, FL Improvement District GOs, 5% due 6/1/2025	Aa3	4,697,900
Illinois - 7.2%	4,700,000	Chicago GOs, 5.5% due 1/1/2040Ø	AAA‡	4,977,629
	2,800,000	Chicago GOs, 5.5% due 1/1/2040	Aa3	2,800,448
	2,000,000	Illinois Sales Tax Rev. (Build Illinois Bonds), 5% due 6/15/2028*	Aaa	1,896,560
Indiana - 1.3%	1,850,000	Ball State University Board of Trustees, IN Student Fee Rev. Series N, 5% due 7/1/2023	Aaa	1,786,193
Louisiana - 4.9%	3,680,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012††	AAA‡	4,025,662
	2,500,000	Shreveport, LA GOs, 5% due 5/1/2018	A2	2,549,050
Maryland - 2.4%	3,000,000	Maryland State GOs (Capital Improvements), 5.25% due 3/1/2027	Aaa	3,234,600
Massachusetts - 13.5%	2,500,000	Commonwealth of Massachusetts GOs, 5% due 3/1/2024Ø	Aaa	2,681,750
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Aa3	4,105,000
	860,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Health System), 5% due 7/1/2022	Aa2	821,214
	1,750,000	Massachusetts State Port Authority Rev., 5% due 7/1/2025	Aa3	1,701,507
	6,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	5,956,140
	3,000,000	Massachusetts State Water Resources Authority Rev., 5.25% due 8/1/2024	Aa2	2,961,690
Michigan - 3.6%	2,705,000	Detroit, MI Sewage Disposal System Rev., 5% due 7/1/2030	A2	2,445,401
	2,295,000	Detroit, MI Sewage Disposal System Rev., 5% due 7/1/2030Ø	A2	2,463,201
Minnesota – 1.9%	1,170,000	Minnesota Agriculture & Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025Ø	A3	1,274,902
	1,330,000	Minnesota Agriculture & Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025	A3	1,358,422
Missouri - 1.9%	1,550,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aa2	1,502,616
	1,040,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.5% due 3/1/2033*	AAA‡	1,043,682
New Jersey - 6.6%	8,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/l/2032*	NR	6,755,920
	2,385,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlanticare Regional Medical Center), 5% due 7/1/2024	A2	2,191,791
New York - 11.8%	5,000,000	Long Island, NY Power Authority Electric System General Revenue, 5.25% due 12/1/2020	A3	5,013,400
	5,000,000	Metropolitan Transportation Authority (Transportation Rev.), 5% due 11/15/2027	Aa3	4,689,300
New York and New Jersey - 10.1%	6,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa	6,153,540
	8,000,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), 5% due 6/15/2027	Aa2	7,643,600
	6,500,000	Port Authority of New York and New Jersey Rev. (JFK International Air Terminal LLC Project), 5.75% due 12/1/2022*	A2	6,018,285
North Carolina - 2.9%	4,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Aa3	3,887,160
Ohio - 3.1%	105,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aa2	105,163
	3,890,000	Ohio Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2021	Aaa	4,013,819
Pennsylvania - 5.5%	3,000,000	Delaware County, PA Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Aa3	2,592,360
	3,435,000	Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5.25% due 9/1/2019	Aa3	3,542,344
	1,250,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	1,215,200
South Carolina – 10.4%	2,500,000	Columbia, SC Waterworks and Sewer System Rev., 5% due 2/1/2026	Aaa	2,426,475
	2,000,000	South Carolina Public Service Authority Rev., 5% due 1/1/2018	Aa3	2,020,620
	5,000,000	South Carolina State Ports Authority Rev., 5.3 % due 7/1/2026*	Aaa	4,519,200
	5,000,000	South Carolina State Public Service Authority, 5.25% due 1/1/2021	Aa2	4,990,650
Texas - 11.4%	2,940,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aa3	2,907,190
	5,000,000	Dallas–Fort Worth, TX International Airports Rev., 5.75% due 11/1/2030*	A1	4,493,150
	3,000,000	Houston, TX Airport System Rev., 5.625% due 7/1/2030*	Aaa	2,725,410
	4,000,000	Houston, TX Higher Education Finance Corporation Rev. (Rice University Project), 5.375% due 11/15/2029Ø	Aaa	4,169,680
	1,000,000	University Texas Permanent University Fund, 5.25% due 7/1/2023	Aaa	1,001,950
Virginia - 1.6%	2,000,000	Virginia GOs, 5% due 6/1/2016	Aaa	2,141,100
Total Municipal Bonds — 128.5%				173,177,453

		Short-Term Holdings
Alabama - 7.6%	10,000,00	Jefferson County. AL Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039Ø	Aaa	10,179,200
California - 6.1%	3,350,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/01/2050	VMIG 1	3,350,000
	3,700,000	California Infrastructure & Economic Development Bank Rev. Series B (J Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	3,700,000
	1,125,000	California Infrastructure & Economic Development Bank Rev. Series D (J Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	1,125,000
Connecticut - 3.5%	900,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1	900,000
	2,875,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University) , VRDN, due 7/1/2036	VMIG 1	2,875,000
	950,000	Connecuticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1	950,000
Massachusetts – 1.8%	1,500,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1	1,500,000
	935,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1	935,000
Maryland - 2.2%	3,000,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	3,000,000
Missouri - 0.1%	200,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN due 2/15/2034	VMIG 1	200,000
New Jersey - 3.2%	4,250,000	New Jersey State Educational Facilities Authority Rev. (Princeton University), VRDN, due 7/1/2023	VMIG 1	4,250,000
New York - 0.3%	405,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	405,000
Total Short-Term Holdings - 24.8%				33,369,200
Total Investments - 153.3%			206,546,653
Other Assets Less Liabilities — 2.4%			3,207,164
Preferred Shares Subject to Mandatory Redemption — (55.7%)				(75,000,000)
Net Assets — 100.0%				$134,753,817

_____________

#   The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets, which does not include the net assets attributable to Preferred Stock of the Fund.

†    Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Rating Securities (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††    Escrowed-to-maturity security.

ø     Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*     Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2008, the interest rates earned on these notes ranged from 2.50% to 7.00%.

At September 30, 2008, the cost of investments for federal income tax purposes was $215,587,617. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $2,459,628 and $11,500,592, respectively.  Net unrealized depreciation was $9,040,964.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.  Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

 Fair Value Measurements - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”),

 “Fair Value Measurements.”  SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques to measure fair value of the Fund’s investments.  These inputs are summarized in three broad levels:  Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the

Fund’s own assumptions in determining fair value).  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$0
Level 2 - Other Significant Observable Inputs	206,546,653
Level 3 - Significant Unobservable Inputs	0

Total	$206,546,653

Risk — Fixed-income securities owned by the Fund are subject to the interest-rate risk, credit risk, prepayment risk, and market risk.  To the extent that the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.  For insured bonds, credit risk includes the risk that the issuer and the insurer would be unable to make, or timely make, interest and principal payments.

Subsequent Events - On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “RiverSource Transaction”) of the manager. As a result of the RiverSource Transaction, the Fund's management agreement with the manager has terminated, and RiverSource Investments is the new investment manager of the Fund under an interim investment management services agreement effective November 7, 2008 for a period of up to 150 days (through April 5, 2009) (the “Interim Agreement”). The Interim Agreement, which was approved by the Fund's Board of Directors, will provide the Fund with continuity of portfolio management and other services through April 5, 2009, during which time the Fund will solicit stockholder vote on a proposed investment management services agreement between the Fund and RiverSource Investments (the “Proposed Agreement”).

On September 3, 2008, the Fund's Board of Directors approved and recommended to the Fund's stockholders the acquisition (the “Acquisition”) of the Fund by National Municipal Series, a series of Seligman Municipal Fund Series, Inc., which, effective November 7, 2008, is also managed by RiverSource Investments. On December 18, 2008, the Fund will hold a Special Meeting of Stockholders to vote upon the Acquisition, the Proposed Agreement, and the election of directors to the Board of Directors of the Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:

/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan

President and Chief Executive Officer

Date:

November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:

/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan

President and Chief Executive Officer

Date:

November 24, 2008

By:

/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel

Treasurer and Chief Financial Officer

Date:

November 24, 2008

SELIGMAN SELECT MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.